STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions	8 Months Ended	12 Months Ended
	Aug. 25, 2020	Jan. 02, 2022 USD ($) $ / shares shares	Jan. 03, 2021 plan shares	Dec. 29, 2019 plan shares	Aug. 26, 2020 shares	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan			2	2
Restricted Stock Units (RSUs) And Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in USD per share) | $ / shares		$ 25.51
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock units vested | $		$ 14.5
Unrecognized stock-based compensation | $		$ 14.8
Unrecognized stock-based compensation, period for recognition		2 years 2 months 12 days
Unvested shares (in shares)		1,069,000	1,158,000
SunPower Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-based Payment Award Shares Replaced Due To Spin-Off					(2,100,000)
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase percentage					2.00%	3.00%
Number of shares available for grant (in shares)					6,000,000
Shares withheld for tax withholding obligation (in shares)			100,000	200,000
2015 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual increase percentage		3.00%
Shares withheld for tax withholding obligation (in shares)		132,337	1,393
Unvested shares (in shares)					1,200,000
2020 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years